Related party balances and transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related party balances and transactions (Details) [Line Items]
Loans from related parties, accumulative amount			$ 8,426	$ 10,456
Outstanding balance due from related party
Ochemate [Member]
Related party balances and transactions (Details) [Line Items]
Loans from related parties, accumulative amount					18,889	15,142
ochem [member]
Related party balances and transactions (Details) [Line Items]
Loans from related parties, accumulative amount	$ 4,184	$ 4,531
ochem [member]
Related party balances and transactions (Details) [Line Items]
Loans from related parties, accumulative amount					$ 18,889	$ 15,142